Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Entity Registrant Name	Nymox Pharmaceutical Corporation
Entity Central Index Key	0001018735
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Entity File Number	001-12033
Entity Address Postal Zip Code	20549